787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

November 6, 2019

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Anchor Series Trust (Investment Company Act File No. 811-3836)

Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of Anchor Series Trust (the “Trust”), I hereby transmit for filing pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), a preliminary proxy statement, notice to shareholders and form of proxy card (the “Proxy Materials”) relating to a special meeting of the Trust’s shareholders scheduled to be held on January 23, 2020.

The following matters will be considered at the special meeting:

•	A Plan of Liquidation providing for the liquidation and dissolution of SA BlackRock Multi-Asset Income Portfolio

Any questions concerning this filing should be directed to the undersigned at (212) 728-8427.

Sincerely,

/s/ Allison H. Schwartz

Allison H. Schwartz

Cc:	Kathleen Fuentes, Esq., SunAmerica Asset Management, LLC

Christopher J. Tafone, Esq., SunAmerica Asset Management, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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in alliance with Dickson Minto W.S., London and Edinburgh